FORM N-SAR
SEMI-ANNUAL REPORT
FOR REGISTERED INVESTMENT COMPANIES

Report for six-month period ending:     /  /     (a)
                   Or fiscal year ending:   12/31/04   (b)


Is this a transition report?: (Y/N)                       N


Is this an amendment to a previous filing? (Y/N)          N


Those items or sub-items with a box after the item number should be completed only if the answer has changed from the previous filing on this form.


1.A.Registrant Name:  MONY AMERICA VARIABLE ACCOUNT - L
  B.File Number: 811-  4234
  C.Telephone Number: 212-554-1234



2.A.Street: 1290 Avenue of the Americas
  B.City: New York        C.State: NY    D.Zip: 10104
  E.Foreign Country:




3.Is this the first filing on this form by Registrant? (Y/N) N



4.Is this the Last filing on this form by Registrant? (Y/N) N



5.Is Registrant a small business investment company (SBIC)? (Y/N) N



6.Is Registrant a unit investment trust (UIT)? (Y/N) Y [If answer is "Y" (Yes) complete only items 111 through 132.]



7.A.Is Registrant a series or multiple portfolios company? (Y/N) Y [If answer is "N" (No), go to item 8.]
  B.How many separate series or portfolios did Registrant have at the end of the period? 83


For period ending   12/31/04

File number 811 - 4234


                             UNIT INVESTMENT TRUST

111.A.Depositor Name:  MONY AMERICA VARIABLE ACCOUNT-L
    B.File Number (If any): 2-95990
    C.City: New York   State: NY     Zip Code: 10104
           Foreign Country:               Foreign Postal Code:

111.A.Depositor Name:
    B.File Number (If any):
    C.City:            State:        Zip Code:
    Foreign Country:                 Foreign Postal Code:

112.A.Sponsor Name:   MONY Life Insurance Company Of America
    B.File Number (If any):
    C.City:  New York   State:    NY      Zip Code:   10104
    Foreign Country:                Foreign Postal Code:

112.A.Sponsor Name:
    B.File Number (If any):
    C.City:          State:          Zip Code:
    Foreign Country:                Foreign Postal Code:


























For period ending   12/31/04

File number 811-  4234


113.A.Trustee Name:
    B.City:          State:          Zip Code:
    Foreign Country:               Foreign Postal Code:


113.A.Trustee Name:
    B.City:          State:          Zip Code:
    Foreign Country:               Foreign Postal Code:


114.A.Principal Underwriter Name: MONY Securities Corp
    B.File Number: 8- 15289
    C.City:  New York        State: NY    Zip Code: 10104
    Foreign Country:               Foreign Postal Code:

114.A.Principal Underwriter Name:
    B.File Number: 8-
    C.City:          State:          Zip Code:
    Foreign Country:               Foreign Postal Code:

115.A.Independent Public Accountant Name: PricewaterhouseCoopers LLP
    B.City: New York   State: NY  Zip Code: 10017
    Foreign Country:               Foreign Postal Code:


115.A.Independent Public Accountant Name: PricewaterhouseCoopers LLP
    B.City: New York   State: NY  Zip Code: 10017
    Foreign Country:               Foreign Postal Code:





















For period ending   12/31/04

File number 811-4234



116.Family of investment companies information:
  A.Is Registrant part of a family of investment companies? (Y/N) N

  B.Identify the family in 10 letters_  _  _  _  _  _  _  _  _   _

(NOTE: In filing this information, use this identification consistently for all investment companies in family.
This designation is for purposes of this form only.)

117.A.Is Registrant a separate account of an insurance company? (Y/N) Y If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant.

B.Variable annuity contracts? (Y/N) N
C.Scheduled premium variable life contracts? (Y/N)  N
D.Flexible premium variable life contracts? (Y/N)   Y
E.Other types of insurance products registered under the Securities Act of 1933? (Y/N) N


118.State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933. 83

119.State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period. 0

120.State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted) $ 0

121.State the number of series for which a current prospectus was in existence at the end of the period. 83

122.State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period. 0















For period ending  12/31/04

File number 811-4234

123.State the total value of the additional units considered in answering item 122($000's omitted)  $ 0

124.State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted) $ 0

125.State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series Registrant ($000's omitted) $ 6,441

126.Of the amount shown in item 125, state the total dollar amount of sales loads collected form secondary market operations in Registrant's unit's (include the sales loads, if any, collected on units of prior series placed in the portfolio of a subsequent series.)
$000's omitted) $ 0

127.List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any:

Number   Total Assets   Total Income
Series   ($000's     Distributions
Investing         omitted)    ($000's omitted)

A.U.S. Treasury direct issue                ___      $_____   $ ____
B.U.S. Government agency                    ___      $_____   $ ____
C.State and municipal tax-free              ___      $_____   $ ____
D.Public utility debt                       ___      $_____   $ ____
E.Brokers or dealers debt or debt of
brokers' or dealers' parent                 ___      $_____   $ ____
F.All other corporate intermed. &
long-term debt                              ___      $_____   $ ____
G.All other corporate short-term debt       ___      $_____   $ ____
H.Equity securities of brokers or dealers
or parents of brokers or dealers            ___      $_____   $ ____
I.Investment company equity securities      ___      $___     $ ____
J.All other equity securities               _83      $883,384 $ ____
K.Other securities                          ___      $___     $ ____
L.Total assets of all series of registrant  ___      $___     $ ____




For period ending   12/31/04

File number 811-4234


128.Is the timely payment of principal and interest on any of the portfolio securities held by any of the Registrant's series at the current period insured or guaranteed by an entity other than the ssuer? (Y/N) N
                     [If the answer is "N" (No). go to item 131.]

129.Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)

[If the answer is "N" (No). go to item 131.]

130.In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified item 129 derived from insurance or guarantees? (Y/N)
                     [If the answer is "N" (No). go to item 131.]

131.Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted) $2,473

132.List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filling:




811-______      811-______        811-______       811-______        811-______

811-______      811-______        811-______       811-______        811-______

811-______      811-______        811-______       811-______        811-______

811-______      811-______        811-______       811-______        811-______

811-______      811-______        811-______       811-______        811-______

811-______      811-______        811-______       811-______        811-______

811-______      811-______        811-______       811-______        811-______

811-______      811-______        811-______       811-______        811-______

811-______      811-______        811-______       811-______        811-______

This report is signed on behalf of the Registrant in the City and State of New York on the 27th day of February, 2004.

The MONY Life Insurance Company of America Variable Account-L

Witness:   /s/ John Kirnon                By:  /s/ Rosemarie Albrizio
           ---------------                     ----------------------
           John Kirnon                         Rosemarie Albrizio
           Director                            Vice President

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